24. POST-EMPLOYMENT OBLIGATIONS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	R$ 6,843	R$ 6,709	R$ 4,989	R$ 4,186
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(10,420)	(10,366)	(9,063)	(8,546)
Health plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	3,319	3,102	2,344	1,809
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	2,909	2,972	2,170	2,068
Dental plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	64	61	48	38
Life insurance plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	551	574	R$ 427	R$ 271
Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Present value of obligations	17,242	17,022
Fair value of plan assets	(10,420)	(10,366)
Net liabilities in the statement of financial position	6,843	6,709
Actuarial assumption of expected rates of pension increases [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	6,822	6,656
Actuarial assumption of expected rates of pension increases [member] | Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	21	53
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Present value of obligations	13,308	13,285
Fair value of plan assets	(10,420)	(10,366)
Net liabilities in the statement of financial position	2,909	2,972
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	2,888	2,919
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member] | Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	21	53
Actuarial assumption of expected rates of pension increases [member] | Health plan [member]
Disclosure of defined benefit plans [line items]
Present value of obligations	3,319	3,102
Net liabilities in the statement of financial position	3,319	3,102
Actuarial assumption of expected rates of pension increases [member] | Health plan [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	3,319	3,102
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member]
Disclosure of defined benefit plans [line items]
Present value of obligations	64	61
Net liabilities in the statement of financial position	64	61
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	64	61
Actuarial assumption of expected rates of pension increases [member] | Life insurance [member]
Disclosure of defined benefit plans [line items]
Present value of obligations	551	574
Net liabilities in the statement of financial position	551	574
Actuarial assumption of expected rates of pension increases [member] | Life insurance [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	R$ 551	R$ 574